Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000013706 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000013706 [Member] | J M Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000013706 [Member] | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000013706 [Member] | Boyd Gaming Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000013706 [Member] | Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000013706 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000013706 [Member] | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000013706 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000013706 [Member] | Paramount Global Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000013706 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000013706 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013706 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000013706 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000013706 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000013706 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000013706 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000013706 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000108536 [Member] | Adtalem Global Education Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000108536 [Member] | J M Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000108536 [Member] | Madison Square Garden Entertainment Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
C000108536 [Member] | Boyd Gaming Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000108536 [Member] | Carlyle Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000108536 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000108536 [Member] | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108536 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000108536 [Member] | Paramount Global Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000108536 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000108536 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000108536 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000108536 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000108536 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108536 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000108536 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000108536 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000013707 [Member] | J M Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000013707 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000013707 [Member] | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000013707 [Member] | Interpublic Group of Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000013707 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000013707 [Member] | First American Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000013707 [Member] | The Charles Schwab Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000013707 [Member] | The Middleby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000013707 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000013707 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000013707 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000013707 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000013707 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000013707 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013707 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000013707 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000013707 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000013707 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000108537 [Member] | J M Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000108537 [Member] | Mattel Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000108537 [Member] | Northern Trust Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000108537 [Member] | Interpublic Group of Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000108537 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
C000108537 [Member] | First American Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000108537 [Member] | The Charles Schwab Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000108537 [Member] | The Middleby Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000108537 [Member] | CarMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000108537 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000108537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000108537 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000108537 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000108537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000108537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000108537 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000013708 [Member] | J M Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000013708 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000013708 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000013708 [Member] | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000013708 [Member] | Chevron Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000013708 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000013708 [Member] | Resideo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000013708 [Member] | Lockheed Martin Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000013708 [Member] | PHINIA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000013708 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000013708 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000013708 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000013708 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000013708 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000013708 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000013708 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000013708 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000013708 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000013708 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108538 [Member] | J M Smucker Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000108538 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000108538 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108538 [Member] | BOK Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
C000108538 [Member] | Chevron Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000108538 [Member] | Bank of America Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000108538 [Member] | Resideo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000108538 [Member] | Lockheed Martin Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000108538 [Member] | PHINIA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000108538 [Member] | Affiliated Managers Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000108538 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000108538 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000108538 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000108538 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000108538 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000108538 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000108538 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000108538 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000108538 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000108545 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000108545 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000108545 [Member] | Bandai Namco Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000108545 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000108545 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000108545 [Member] | Redeia Corp SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108545 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000108545 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000108545 [Member] | Barclays plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000108545 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000108545 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.64%
C000108545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C000108545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
C000108545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000108545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000108545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000108545 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000108545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000108545 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108545 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108545 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000108545 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000108545 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108545 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108545 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000108545 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108545 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108546 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000108546 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
C000108546 [Member] | Bandai Namco Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000108546 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000108546 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000108546 [Member] | Redeia Corp SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108546 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000108546 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000108546 [Member] | Barclays plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000108546 [Member] | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000108546 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.64%
C000108546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C000108546 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.93%
C000108546 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
C000108546 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000108546 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.85%
C000108546 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000108546 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000108546 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000108546 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108546 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000108546 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000108546 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000108546 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000108546 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000108546 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000108546 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000108546 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000108547 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000108547 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000108547 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000108547 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000108547 [Member] | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000108547 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000108547 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108547 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000108547 [Member] | Capital One Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000108547 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000108547 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000108547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.65%
C000108547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.95%
C000108547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000108547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000108547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000108547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000108547 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000108547 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000108547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000108547 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108547 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000108547 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000108547 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000108547 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000108547 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108547 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108547 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000108547 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000108548 [Member] | Check Point Software Technologies Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000108548 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000108548 [Member] | Fresenius Medical Care AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000108548 [Member] | Tesco plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000108548 [Member] | CVS Health Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000108548 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000108548 [Member] | JD com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108548 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000108548 [Member] | Capital One Financial Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000108548 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000108548 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000108548 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.65%
C000108548 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.95%
C000108548 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000108548 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
C000108548 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.94%
C000108548 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.74%
C000108548 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000108548 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000108548 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000108548 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108548 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000108548 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000108548 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000108548 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000108548 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108548 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108548 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000108548 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	34.40%